UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22988

Nuveen Global High Income Fund

(Exact name of registrant as specified in charter)

    333 West Wacker Drive, Chicago, Illinois 60606

(Address of principal executive offices) (Zip code)

Gifford R. Zimmerman—Vice President and Secretary

    333 West Wacker Drive, Chicago, Illinois 60606

(Name and address of agent for service)

Registrant’s telephone number, including area code:     312-917-7700

Date of fiscal year end:       December 31

Date of reporting period:  September 30, 2016

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

JGH

Nuveen Global High Income Fund
Portfolio of Investments	September 30, 2016 (Unaudited)

Shares		Description (1)				Value

		LONG-TERM INVESTMENTS – 137.1% (99.1% of Total Investments)

		COMMON STOCKS – 0.1% (0.1% of Total Investments)

		Oil, Gas & Consumable Fuels – 0.1%

13,236		Penn Virginia Corporation, (2), (3)				$483,114
		Total Common Stocks (cost $2,323,587)				483,114

Shares		Description (1)	Coupon		Ratings (4)	Value

		CONVERTIBLE PREFERRED SECURITIES – 0.2% (0.1% of Total Investments)

		Oil, Gas & Consumable Fuels – 0.2%

20,000		Anadarko Petroleum Corporation	7.500%		N/R	833,000
		Total Convertible Preferred Securities (cost $1,000,000)				833,000

Shares		Description (1)	Coupon		Ratings (4)	Value

		$25 PAR (OR SIMILAR) RETAIL PREFERRED – 1.4% (1.1% of Total Investments)

		Banks – 0.2%

20,000		Regions Financial Corporation	6.375%		BB	$518,000
10,786		Zions Bancorporation	6.300%		BB–	323,041
		Total Banks				841,041

		Consumer Finance – 0.6%

99,665		Discover Financial Services	6.500%		BB–	2,599,263

		Equity Real Estate Investment Trusts – 0.2%

13,000		Northstar Realty Finance Corporation	8.750%		N/R	331,500
24,000		Summit Hotel Properties Inc.	7.125%		N/R	618,480
		Total Equity Real Estate Investment Trusts				949,980

		Food Products – 0.4%

50,000		CHS Inc.	7.100%		N/R	1,498,000
		Total $25 Par (or similar) Retail Preferred (cost $5,613,633)				5,888,284

Principal Amount (000)	(5)	Description (1)	Coupon	Maturity	Ratings (4)	Value

		CORPORATE BONDS – 119.9% (86.7% of Total Investments)

		Aerospace & Defense – 1.8%

$2,050		Bombardier Inc., 144A	7.500%	3/15/18	B	$2,173,000
600		Bombardier Inc., 144A	7.750%	3/15/20	B	613,125
1,421		Bombardier Inc., 144A	6.000%	10/15/22	B	1,275,348
1,000		StandardAero Aviation Holdings Inc., 144A	10.000%	7/15/23	CCC	1,072,500
2,400		Triumph Group Inc.	4.875%	4/01/21	Ba3	2,289,000
		Total Aerospace & Defense				7,422,973

		Airlines – 1.4%

3,500		Air Canada, 144A	7.750%	4/15/21	BB–	3,780,000
1,000		Virgin Australia Holdings Limited, 144A	8.500%	11/15/19	B–	1,030,000
2,000		VistaJet Malta Finance PLC, 144A	7.750%	6/01/20	B–	885,600
		Total Airlines				5,695,600

		Auto Components – 1.8%

2,000		Allied Specialty Vehicle Inc., 144A	8.500%	11/01/19	BB–	2,065,000

NUVEEN	1

JGH	Nuveen Global High Income Fund
	Portfolio of Investments (continued)	September 30, 2016 (Unaudited)

Principal Amount (000)	(5)	Description (1)	Coupon	Maturity	Ratings (4)	Value

		Auto Components (continued)

$2,000		MPG Holdco I Inc.	7.375%	10/15/22	B+	$2,050,000
1,100		Tenneco Inc.	5.375%	12/15/24	BB+	1,155,000
2,050		Tupy SA, 144A	6.625%	7/17/24	BB	2,060,250
		Total Auto Components				7,330,250

		Banks – 3.3%

2,000		Bank of America Corporation	6.300%	3/10/66	BB+	2,172,500
1,500		BNP Paribas, 144A, (6)	7.625%	3/30/66	BBB–	1,548,750
1,500		CIT Group Inc.	5.000%	8/01/23	BB+	1,588,125
2,000		HSBC Holdings PLC, (6)	6.875%	6/01/66	BBB	2,095,000
2,750		Popular Inc.	7.000%	7/01/19	BB–	2,832,500
2,500		Royal Bank of Scotland Group PLC	6.100%	6/10/23	BBB	2,621,423
445		Standard Chartered PLC, 144A	5.700%	3/26/44	A3	474,604
		Total Banks				13,332,902

		Beverages – 0.2%

1,000		Carolina Beverage Group LLC, 144A	10.625%	8/01/18	B–	932,500

		Building Products – 1.3%

1,750		Builders FirstSource, Inc., 144A	5.625%	9/01/24	B+	1,793,750
1,825		Hardwoods Acquisition Inc., 144A	7.500%	8/01/21	B	1,373,313
2,000		NCI Building Systems, Inc., 144A	8.250%	1/15/23	BB–	2,175,000
		Total Building Products				5,342,063

		Capital Markets – 0.6%

2,250		KCG Holdings Inc., 144A	6.875%	3/15/20	BB–	2,227,500

		Chemicals – 2.7%

1,000		Chemours Co	7.000%	5/15/25	B+	982,500
2,000		CVR Partners LP / CVR Nitrogen Finance Corp., 144A	9.250%	6/15/23	B+	1,932,500
750		Hexion Inc.	6.625%	4/15/20	B3	658,125
1,000		Ineos Group Holdings SA, 144A	5.875%	2/15/19	B–	1,020,000
2,100		Kissner Milling Company Limited, 144A	7.250%	6/01/19	B	2,184,000
800		Office Cherifien Des Phosphates SA, 144A	5.625%	4/25/24	BBB–	868,880
1,350		Platform Specialty Products Corporation, 144A	10.375%	5/01/21	B+	1,458,000
2,000		Tronox Finance LLC	6.375%	8/15/20	B	1,845,000
		Total Chemicals				10,949,005

		Commercial Services & Supplies – 3.7%

1,332		ADS Waste Holdings Inc.	8.250%	10/01/20	CCC+	1,398,600
2,500		APX Group, Inc.	7.875%	12/01/22	B1	2,618,750
2,000		Clean Harbors Inc.	5.125%	6/01/21	BB+	2,050,000
2,790		Covanta Holding Corporation	5.875%	3/01/24	Ba3	2,796,975
2,530		GFL Environmental Corporation, 144A	7.875%	4/01/20	B–	2,656,500
1,500		NES Rental Holdings Inc., 144A	7.875%	5/01/18	B–	1,470,000
1,500		R.R. Donnelley & Sons Company	6.500%	11/15/23	B+	1,511,250
1,090	EUR	Waste Italia SPA, 144A	10.500%	11/15/19	C	360,012
		Total Commercial Services & Supplies				14,862,087

		Construction & Engineering – 1.5%

1,500		Boart Longyear Management Pty Ltd, 144A	7.000%	4/01/21	CCC+	180,000
1,000		HC2 Holdings, Inc., 144A	11.000%	12/01/19	B–	980,000
2,000		Michael Baker International LLC / CDL Acquisition Company Inc., 144A	8.250%	10/15/18	B+	2,005,000
1,100		Shea Homes LP, 144A	6.125%	4/01/25	B+	1,094,500
15,000	NOK	VV Holding AS, 144A	6.230%	7/10/19	N/R	1,726,165
		Total Construction & Engineering				5,985,665

		Construction Materials – 2.2%

4,000		Cemex SAB de CV, 144A	5.700%	1/11/25	BB–	4,048,798

2	NUVEEN

Principal Amount (000)	(5)	Description (1)	Coupon	Maturity	Ratings (4)	Value

		Construction Materials (continued)

$2,500		Norbord Inc., 144A	6.250%	4/15/23	Ba2	$2,656,250
2,025		Reliance Intermediate Holdings LP, 144A	6.500%	4/01/23	BB–	2,126,250
		Total Construction Materials				8,831,298

		Consumer Finance – 3.9%

2,000		Ally Financial Inc.	4.625%	3/30/25	BB+	2,050,000
2,500		Constellis Holdings LLC / Constellis Finance Corporation, 144A	9.750%	5/15/20	B	2,456,250
1,200		Covenant Surgical Partners Inc., 144A	8.750%	8/01/19	B–	1,152,000
2,250		Credit Acceptance Corporation	7.375%	3/15/23	BB	2,328,750
2,500		Enova International, Inc.	9.750%	6/01/21	B	2,237,500
2,000		First Data Corporation, 144A	7.000%	12/01/23	B	2,115,000
2,000		First Data Corporation, 144A	5.750%	1/15/24	B	2,055,000
1,500		Navient Corporation	7.250%	9/25/23	BB–	1,495,320
		Total Consumer Finance				15,889,820

		Containers & Packaging – 2.6%

2,000		Ardagh Packaging Finance / MP HD USA, 144A	6.750%	1/31/21	B3	2,065,000
3,000		Cascades Inc., 144A	5.500%	7/15/22	BB–	3,048,750
1,750		Coveris Holdings SA, 144A	7.875%	11/01/19	B–	1,789,375
1,600		PaperWorks Industries Inc., 144A	9.500%	8/15/19	B–	1,500,000
2,000		Reynolds Group	5.750%	10/15/20	B+	2,062,500
		Total Containers & Packaging				10,465,625

		Diversified Consumer Services – 1.3%

1,965		Nine West Holdings Incorporated, 144A	8.250%	3/15/19	Caa3	294,750
1,750		Prime Security Services Borrower LLC / Prime Finance, Inc., 144A	9.250%	5/15/23	B–	1,907,500
2,400	GBP	Twinkle Pizza Holdings PLC, 144A	6.625%	8/01/21	B	3,032,697
		Total Diversified Consumer Services				5,234,947

		Diversified Financial Services – 3.7%

500		CNG Holdings Inc., 144A	9.375%	5/15/20	Caa1	310,000
1,550		Fly Leasing Limited	6.750%	12/15/20	BB	1,596,500
2,000		James Hardie International Finance Limited, 144A	5.875%	2/15/23	BBB–	2,120,000
1,500		Jefferies Finance LLC Corporation, 144A	7.375%	4/01/20	B1	1,462,500
1,500	EUR	Lincoln Finance LTD, 144A	6.875%	4/15/21	BB+	1,811,401
3,215		Nationstar Mortgage LLC Capital Corporation	7.875%	10/01/20	B+	3,267,083
2,000		NewStar Financial, Inc.	7.250%	5/01/20	BB–	1,970,000
2,540		Ziggo Bond Finance B.V, 144A	5.875%	1/15/25	B	2,540,000
		Total Diversified Financial Services				15,077,484

		Diversified Telecommunication Services – 4.4%

1,750		CenturyLink Inc.	7.650%	3/15/42	BB+	1,509,375
500		Consolidated Communications Finance Company	6.500%	10/01/22	B–	485,000
2,500		Frontier Communications Corporation	8.875%	9/15/20	BB	2,696,875
2,000		IntelSat Jackson Holdings	7.250%	4/01/19	CCC	1,610,000
2,000		IntelSat Limited	7.750%	6/01/21	CC	665,000
2,150		Level 3 Financing Inc., 144A	5.250%	3/15/26	BB	2,219,875
1,650		Neptune Finco Corporation, 144A	10.125%	1/15/23	B+	1,903,688
1,500		Neptune Finco Corporation, 144A	10.875%	10/15/25	B+	1,755,000
3,065		Qualitytech LP/QTS Finance Corp.	5.875%	8/01/22	BB	3,133,963
2,200		Windstream Corporation	6.375%	8/01/23	BB–	1,996,500
		Total Diversified Telecommunication Services				17,975,276

		Electric Utilities – 1.3%

3,250		Intergen NV, 144A	7.000%	6/30/23	B1	2,746,250
2,500		RJS Power Holdings LLC, 144A	4.625%	7/15/19	B+	2,350,000
		Total Electric Utilities				5,096,250

NUVEEN	3

JGH	Nuveen Global High Income Fund
	Portfolio of Investments (continued)	September 30, 2016 (Unaudited)

Principal Amount (000)	(5)	Description (1)	Coupon	Maturity	Ratings (4)	Value

		Electronic Equipment, Instruments & Components – 0.3%

$1,363		Anixter Inc.	5.125%	10/01/21	BB+	$1,426,039

		Energy Equipment & Services – 0.6%

1,500		Calfrac Holdings LP, 144A	7.500%	12/01/20	CCC	1,001,250
1,000		Murray Energy Corporation, 144A	11.250%	4/15/21	CCC	562,500
2,250		Pacific Drilling V Limited, 144A	7.250%	12/01/17	B–	909,844
		Total Energy Equipment & Services				2,473,594

		Equity Real Estate Investment Trusts – 1.0%

2,175		Geo Group Inc.	6.000%	4/15/26	B+	1,848,750
2,000		PLA Administradora Industrial, S. de R.L. de C.V., 144A	5.250%	11/10/22	Baa3	2,040,000
		Total Equity Real Estate Investment Trusts				3,888,750

		Food & Staples Retailing – 1.8%

2,500		Pomegranate Merger Sub, Inc., 144A	9.750%	5/01/23	B	2,231,250
3,500		Supervalu Inc.	7.750%	11/15/22	B	3,342,500
2,000		Tops Holding LLC / Tops Markets II Corporation, 144A	8.000%	6/15/22	B–	1,800,000
		Total Food & Staples Retailing				7,373,750

		Food Products – 2.6%

2,000		Bumble Bee Holdings Inc., 144A	9.000%	12/15/17	B	2,010,000
2,000		Dole Food Company, 144A	7.250%	5/01/19	B3	2,030,000
1,000		Fage International SA/ FAGE USA Dairy Industry, Inc., 144A	5.625%	8/15/26	BB–	1,030,000
2,050		Land O’Lakes Capital Trust I, 144A	7.450%	3/15/28	Ba1	2,265,250
2,000		Marfrig Holding Europe BV, 144A	8.000%	6/08/23	B+	2,049,000
1,500		Southern States Cooperative Inc., 144A	10.000%	8/15/21	B–	1,177,500
		Total Food Products				10,561,750

		Gas Utilities – 2.0%

1,500		AmeriGas Partners LP/AmeriGas Finance Corporation	5.875%	8/20/26	BB	1,590,000
2,910		Ferrellgas LP	6.750%	1/15/22	B	2,589,900
1,635		LBC Tank Terminals Holdings Netherlands BV, 144A	6.875%	5/15/23	B	1,626,825
2,180		Suburban Propane Partners LP	5.500%	6/01/24	BB–	2,212,700
		Total Gas Utilities				8,019,425

		Health Care Equipment & Supplies – 1.3%

1,750	EUR	Ephios Holdco II PLC, 144A	8.250%	7/01/23	B–	2,093,642
250		Tenet Healthcare Corporation	6.250%	11/01/18	BB	266,875
1,000		Tenet Healthcare Corporation	8.125%	4/01/22	B–	1,000,000
2,220		Tenet Healthcare Corporation	6.875%	11/15/31	B–	1,825,950
		Total Health Care Equipment & Supplies				5,186,467

		Health Care Providers & Services – 4.1%

2,785		Community Health Systems, Inc.	6.875%	2/01/22	B	2,395,100
2,000		HCA Inc.	5.000%	3/15/24	BBB–	2,120,000
3,000		HCA Inc.	5.250%	6/15/26	BBB–	3,187,500
2,640		IASIS Healthcare Capital Corporation	8.375%	5/15/19	CCC+	2,389,200
3,150		Kindred Healthcare Inc.	8.750%	1/15/23	B–	3,150,000
2,000		Lifepoint Health Inc., 144A	5.375%	5/01/24	Ba2	2,000,000
1,516		Select Medical Corporation	6.375%	6/01/21	B–	1,491,365
		Total Health Care Providers & Services				16,733,165

		Hotels, Restaurants & Leisure – 2.8%

2,000		1011778 BC ULC/New Red Finance Inc., 144A	6.000%	4/01/22	B–	2,095,000
1,500		Grupo Posadas SAB de CV, 144A	7.875%	6/30/22	B+	1,556,250
2,000		International Game Technology PLC, 144A	6.500%	2/15/25	BB+	2,155,000
1,000		MGM Resorts International Inc.	7.750%	3/15/22	BB	1,160,000
1,000		Scientific Games Corporation, 144A	7.000%	1/01/22	Ba3	1,057,500
3,350		Wynn Macau Limited, 144A	5.250%	10/15/21	Ba3	3,383,500
		Total Hotels, Restaurants & Leisure				11,407,250

4	NUVEEN

Principal Amount (000)	(5)	Description (1)	Coupon	Maturity	Ratings (4)	Value

		Household Durables – 2.8%

$2,000		Brookfield Residential Properties Inc., 144A	6.500%	12/15/20	B+	$2,070,000
1,220		CalAtlantic Group Inc.	5.875%	11/15/24	BB	1,305,400
2,500		KB Home	7.625%	5/15/23	B+	2,662,500
2,500		Rialto Holdings LLC–Rialto Corporation, 144A	7.000%	12/01/18	B1	2,537,500
2,500		RSI Home Products Incorporated, 144A	6.500%	3/15/23	B+	2,637,500
		Total Household Durables				11,212,900

		Independent Power & Renewable Electricity Producers – 1.1%

2,000		Dynegy Inc.	6.750%	11/01/19	B+	2,050,000
2,830		GenOn Energy Inc.	9.500%	10/15/18	CCC+	2,235,700
		Total Independent Power & Renewable Electricity Producers				4,285,700

		Industrial Conglomerates – 0.9%

800		Alfa SAB de CV, 144A	5.250%	3/25/24	BBB–	852,000
2,250		Stena AB, 144A	7.000%	2/01/24	BB–	1,856,250
1,050		Techniplas, LLC, 144A	10.000%	5/01/20	B	871,500
		Total Industrial Conglomerates				3,579,750

		Insurance – 0.5%

2,355		Genworth Holdings Inc.	4.800%	2/15/24	Ba3	1,936,988

		Internet Software & Services – 1.5%

500		Cimpress NV, 144A	7.000%	4/01/22	Ba3	521,250
1,500		Donnelley Financial Solutions, Inc., 144A	8.250%	10/15/24	B	1,518,750
3,000		Earthlink Inc.	7.375%	6/01/20	Ba3	3,153,750
1,000		Equinix Inc.	5.750%	1/01/25	BB+	1,062,500
		Total Internet Software & Services				6,256,250

		IT Services – 0.8%

1,000		Alliance Data Systems Corporation, 144A	6.375%	4/01/20	N/R	1,018,750
2,100		Zayo Group LLC / Zayo Capital Inc.	6.000%	4/01/23	B–	2,199,750
		Total IT Services				3,218,500

		Machinery – 1.8%

1,500		Dana Financing Luxembourg Sarl, 144A	6.500%	6/01/26	BB+	1,572,000
2,250		Terex Corporation	6.000%	5/15/21	BB	2,300,625
3,684		Vander Intermediate Holding II Corp., 144A	9.750%	2/01/19	CCC+	1,915,550
1,500		Xerium Technologies, 144A	9.500%	8/15/21	B	1,518,750
		Total Machinery				7,306,925

		Marine – 1.3%

2,900		Eletson Holdings Inc., 144A	9.625%	1/15/22	B+	2,059,000
2,000		Navios Maritime Acquisition Corporation, 144A	8.125%	11/15/21	B+	1,470,000
2,250		Navios South American Logisitics Inc., Finance US Inc., 144A	7.250%	5/01/22	B–	1,710,000
		Total Marine				5,239,000

		Media – 9.9%

2,500		Altice S.A, 144A	7.750%	5/15/22	B	2,668,750
2,000		CCO Holdings LLC Finance Corporation, 144A	5.500%	5/01/26	BB+	2,095,000
1,825		Cequel Communication Holdings I, 144A	5.125%	12/15/21	B–	1,825,000
3,000		Clear Channel Communications, Inc.	11.250%	3/01/21	Caa1	2,317,500
1,250		Dish DBS Corporation, 144A	7.750%	7/01/26	Ba3	1,328,125
2,250		Dish DBS Corporation	5.875%	11/15/24	Ba3	2,221,875
2,000		Lee Enterprises Inc., 144A	9.500%	3/15/22	B2	2,065,000
1,000		Midcontinent Communications Finance Company, 144A	6.250%	8/01/21	B	1,047,500
3,250		Numericable Group SA, 144A	7.375%	5/01/26	B+	3,322,118
2,500		Post Holdings Inc., 144A	7.750%	3/15/24	B	2,800,000
3,000		Quebecor Media Inc.	5.750%	1/15/23	B+	3,120,000
2,500		Radio One Inc., 144A	7.375%	4/15/22	B	2,512,500

NUVEEN	5

JGH	Nuveen Global High Income Fund
	Portfolio of Investments (continued)	September 30, 2016 (Unaudited)

Principal Amount (000)	(5)	Description (1)	Coupon	Maturity	Ratings (4)	Value

		Media (continued)

$2,000		Sirius XM Radio Inc., 144A	5.375%	4/15/25	BB	$2,065,000
1,500		SiTV Inc., 144A	10.375%	7/01/19	B–	1,031,250
1,180		Tribune Media Company	5.875%	7/15/22	BB–	1,194,013
1,310		Unitymedia KabelBW GmbH, 144A	6.125%	1/15/25	B	1,373,863
3,500	CAD	Videotron Limited, 144A	5.625%	6/15/25	BB	2,735,733
4,000		VTR Finance BV, 144A	6.875%	1/15/24	B+	4,139,998
		Total Media				39,863,225

		Metals & Mining – 10.4%

1,750		AK Steel Corporation	7.625%	10/01/21	B–	1,684,375
1,650		Alcoa Nederland Holding BV, 144A	6.750%	9/30/24	BB–	1,713,938
2,450		Aleris International Inc., 144A	9.500%	4/01/21	B	2,639,875
1,000		Allegheny Technologies Inc.	5.950%	1/15/21	B	942,500
1,500		Anglogold Holdings PLC	5.125%	8/01/22	Baa3	1,555,830
3,000		Anglogold Holdings PLC	6.500%	4/15/40	Baa3	3,060,000
2,000		ArcelorMittal	6.125%	6/01/25	BB+	2,180,000
1,952		Barrick Gold Corporation	6.950%	4/01/19	BBB–	2,179,191
565		Century Aluminum Company, 144A	7.500%	6/01/21	BB–	519,800
2,000		Cliffs Natural Resources Inc.	5.900%	3/15/20	Caa2	1,740,000
2,500		Eldorado Gold Corporation, 144A	6.125%	12/15/20	BB–	2,517,500
3,000		First Quantum Minerals Limited, 144A	7.250%	5/15/22	B	2,670,000
1,425		Freeport McMoRan, Inc.	4.550%	11/14/24	BBB–	1,291,406
2,000		Gold Fields Orogen Holdings BVI Limited, 144A	4.875%	10/07/20	BB+	2,024,600
2,000		IAMGOLD Corporation, 144A	6.750%	10/01/20	B+	1,957,500
2,050		Lundin Mining Corporation, 144A	7.500%	11/01/20	BB–	2,178,125
2,000		New Gold Incorporated, 144A	6.250%	11/15/22	B+	2,045,000
750		Novelis Corporation, 144A	5.875%	9/30/26	B	767,813
2,000		Teck Resources Limited	4.750%	1/15/22	B+	1,949,800
185		Teck Resources Limited	3.750%	2/01/23	B+	169,506
1,250		United States Steel Corporation, 144A	8.375%	7/01/21	BB	1,367,188
2,485		Vale Overseas Limited	6.875%	11/10/39	BBB	2,404,238
1,500		Vedanta Resources PLC, 144A	6.000%	1/31/19	B	1,485,000
1,500		Westmoreland Coal Co, 144A	8.750%	1/01/22	B–	1,177,500
		Total Metals & Mining				42,220,685

		Mortgage Real Estate Investment Trusts – 0.6%

2,350		iStar Inc.	7.125%	2/15/18	B+	2,449,875

		Multiline Retail – 0.6%

1,000		Bon-Ton Department Stores Inc.	8.000%	6/15/21	CCC	570,000
2,000		J.C. Penney Corporation Inc.	6.375%	10/15/36	B+	1,720,000
		Total Multiline Retail				2,290,000

		Oil, Gas & Consumable Fuels – 12.2%

1,000	CAD	Baytex Energy Corporation	6.625%	7/19/22	BB–	674,797
1,745		Bonanza Creek Energy Inc.	5.750%	2/01/23	CC	793,975
1,232		California Resources Corporation, 144A	8.000%	12/15/22	CCC+	819,280
460		California Resources Corporation	6.000%	11/15/24	Ca	219,650
2,000		Calumet Specialty Products	6.500%	4/15/21	CCC+	1,635,000
1,887		Chesapeake Energy Corporation, 144A	8.000%	12/15/22	B+	1,910,588
750		Chesapeake Energy Corporation	3.930%	4/15/19	B–	701,250
1,250		Crestwood Midstream Partners LP	6.250%	4/01/23	BB–	1,265,625
1,715		Energy Transfer Equity LP	5.500%	6/01/27	BB+	1,706,425
1,400		EnQuest PLC, 144A	7.000%	4/15/22	CCC+	728,000
500		EV Energy Partners LP / EV Energy Finance Corporation	8.000%	4/15/19	CCC+	336,250
2,250		Everest Acquisition LLC Finance	9.375%	5/01/20	CCC+	1,597,500
1,675		Global Partners LP/GLP Finance	6.250%	7/15/22	B+	1,553,563
750		Halcon Resources Corporation. `, 144A	8.625%	2/01/20	B–	753,750
500		Holly Energy Partners LP, 144A	6.000%	8/01/24	BB	517,500
2,000		Kazmunaygas National, 144A	6.375%	4/09/21	Baa3	2,205,000
65		Key Energy Services Inc., (7)	6.750%	3/01/21	Ca	17,550
2,000		Martin Mid-Stream Partners LP Finance	7.250%	2/15/21	B–	1,880,000

6	NUVEEN

Principal Amount (000)	(5)	Description (1)	Coupon	Maturity	Ratings (4)	Value

		Oil, Gas & Consumable Fuels (continued)

$1,025		MEG Energy Corporation, 144A	6.375%	1/30/23	BB–	$811,031
250		Northern Oil and Gas Inc.	8.000%	6/01/20	Caa3	192,500
500		Northern Oil and Gas Inc.	8.000%	6/01/20	Caa3	375,000
2,000		Northern Tier Energy LLC	7.125%	11/15/20	BB–	2,045,000
1,750		Oasis Petroleum Inc.	6.875%	3/15/22	B+	1,675,625
2,395		Penn Virginia Corporation	8.500%	5/01/20	N/R	35,925
4,000		Pertamina Persero PT, 144A	4.875%	5/03/22	Baa3	4,310,578
866		Petrobras Global Finance BV	3.000%	1/15/19	BB	848,680
4,000		Petrobras International Finance Company	5.375%	1/27/21	BB	3,960,000
2,800		Reliance Industries Limited, 144A	5.875%	8/05/63	BBB+	2,870,056
1,480		Rose Rock Midstream LP / Rose Rock Finance Corporation	5.625%	7/15/22	B+	1,361,600
1,250		Seadrill Limited, 144A	6.625%	9/15/20	N/R	500,000
1,995		Summit Midstream Holdings LLC Finance	7.500%	7/01/21	B	2,064,825
3,550		Transocean Inc.	6.800%	3/15/38	BB–	2,343,000
1,950		Vanguard Natural Resources Finance, (7)	7.875%	4/01/20	CCC–	970,125
1,736		Western Refining Inc.	6.250%	4/01/21	B	1,714,300
2,434		Whiting Petroleum Corporation	5.000%	3/15/19	B+	2,354,895
1,500		WPX Energy Inc.	6.000%	1/15/22	B	1,481,250
		Total Oil, Gas & Consumable Fuels				49,230,093

		Paper & Forest Products – 2.6%

3,220		Domtar Corporation	6.750%	2/15/44	BBB–	3,614,514
2,000		Mercer International Inc.	7.750%	12/01/22	B+	2,117,500
2,000		Millar Western Forest Products Ltd	8.500%	4/01/21	B–	1,052,500
2,500		Resolute Forest Products	5.875%	5/15/23	B+	2,168,750
2,000		Tembec Industries, Inc., 144A	9.000%	12/15/19	B–	1,515,000
		Total Paper & Forest Products				10,468,264

		Personal Products – 0.6%

2,475		Albea Beauty Holdings SA, 144A	8.375%	11/01/19	B	2,586,375

		Pharmaceuticals – 0.9%

1,505		Endo Finance LLC, 144A	5.750%	1/15/22	B	1,395,888
500		Valeant Pharmaceuticals International, 144A	5.625%	12/01/21	B–	446,250
1,730		VP Escrow Corporation, 144A	6.375%	10/15/20	B–	1,621,875
		Total Pharmaceuticals				3,464,013

		Real Estate Management & Development – 2.1%

1,000		Crescent Communities LLC, 144A, (WI/DD)	8.875%	10/15/21	B+	1,012,500
2,470		Hunt Companies Inc., 144A	9.625%	3/01/21	N/R	2,537,925
2,315		Kennedy-Wilson Holdings Incorporated	5.875%	4/01/24	BB–	2,332,363
2,585		Mattamy Group Corporation, 144A	6.500%	11/15/20	BB	2,576,922
		Total Real Estate Management & Development				8,459,710

		Road & Rail – 2.0%

1,500		Avis Budget Car Rental, 144A	5.125%	6/01/22	B+	1,504,688
1,500		Herc Rentals, Inc., 144A	7.750%	6/01/24	B+	1,541,250
3,000		The Hertz Corporation	7.375%	1/15/21	B	3,117,300
1,910		Watco Companies LLC Finance, 144A	6.375%	4/01/23	B	1,929,100
		Total Road & Rail				8,092,338

		Software – 0.6%

2,310		SixSigma Networks Mexico SA de CV, 144A	8.250%	11/07/21	B+	2,246,475

		Specialty Retail – 1.6%

2,000		GameStop Corporation, 144A	6.750%	3/15/21	BB+	2,065,000
2,000		Guitar Center Inc., 144A	6.500%	4/15/19	B2	1,760,000
1,750		L Brands, Inc.	6.875%	11/01/35	BB+	1,907,500
1,000		The Men’s Warehouse Inc.	7.000%	7/01/22	B2	935,000
		Total Specialty Retail				6,667,500

NUVEEN	7

JGH	Nuveen Global High Income Fund
	Portfolio of Investments (continued)	September 30, 2016 (Unaudited)

Principal Amount (000)	(5)	Description (1)	Coupon	Maturity	Ratings (4)	Value

		Technology Hardware, Storage & Peripherals – 1.8%

$3,000		Diamond 1 Finance Corporation / Diamond 2 Finance Corporation, 144A	7.125%	6/15/24	BB+	$3,299,421
1,690		NCR Corporation	6.375%	12/15/23	BB	1,787,175
2,000		Western Digital Corporation, 144A	10.500%	4/01/24	BB+	2,322,500
		Total Technology Hardware, Storage & Peripherals				7,409,096

		Trading Companies & Distributors – 0.9%

1,500		Avation Capital SA, 144A	7.500%	5/27/20	B+	1,500,000
2,000		HD Supply Inc., 144A	5.750%	4/15/24	B	2,100,000
		Total Trading Companies & Distributors				3,600,000

		Transportation Infrastructure – 0.4%

2,000	EUR	CMA CGM SA, 144A	7.750%	1/15/21	B3	1,707,444

		Wireless Telecommunication Services – 7.8%

17,000	SEK	AINMT Scandinavia Holdings AB, Reg S	9.750%	3/19/19	N/R	2,091,810
2,800		Colombia Telecommunicaciones S.A. ESP, 144A	5.375%	9/27/22	BB	2,730,840
3,000		Colombia Telecommunicaciones S.A. ESP, 144A	8.500%	9/30/65	B	2,610,000
3,800		Digicel Limited, 144A	6.000%	4/15/21	B1	3,382,000
2,000		FairPoint Communications Inc., 144A	8.750%	8/15/19	B	2,040,000
750		Hughes Satellite Systems Corporation, 144A	6.625%	8/01/26	BB–	723,750
2,430		Inmarsat Finance PLC, 144A	4.875%	5/15/22	BB+	2,308,500
2,500		Millicom International Cellular SA, 144A	6.625%	10/15/21	BB+	2,606,250
2,000		Sprint Communications Inc., 144A	7.000%	3/01/20	BB	2,155,000
1,825		Sprint Corporation	7.250%	9/15/21	B+	1,834,125
2,000		Telecom Italia Capital	7.200%	7/18/36	BBB–	2,130,000
4,000		T-Mobile USA Inc.	6.731%	4/28/22	BB	4,199,998
2,500		Wind Acquisition Finance SA, 144A	4.750%	7/15/20	BB	2,531,250
		Total Wireless Telecommunication Services				31,343,523
		Total Corporate Bonds (cost $499,915,706)				484,856,064

Principal Amount (000)	(5)	Description (1)	Coupon	Maturity	Ratings (4)	Value

		$1,000 PAR (OR SIMILAR) INSTITUTIONAL PREFERRED – 11.3% (8.1% of Total Investments)

		Banks – 6.8%

$3,240		Barclays PLC, (6)	8.250%	N/A (8)	BB+	$3,235,950
3,000		Citigroup Inc.	6.250%	N/A (8)	BB+	3,231,561
1,385		Citigroup Inc.	5.875%	N/A (8)	BB+	1,398,850
2,000		Credit Agricole, S.A, 144A, (6)	6.625%	N/A (8)	BB+	1,913,248
2,215		Credit Agricole SA, 144A, (6)	8.125%	N/A (8)	BB+	2,347,900
2,000		Dresdner Funding Trust, 144A	8.151%	6/30/31	BB+	2,380,000
2,500		Intesa Sanpaolo SpA, 144A, (6)	7.700%	N/A (8)	Ba3	2,187,500
1,320		JPMorgan Chase & Company	6.750%	N/A (8)	BBB–	1,471,800
3,705		Lloyd’s Banking Group PLC, (6)	7.500%	N/A (8)	BB+	3,826,155
475		Nordea Bank AB, 144A, (6)	6.125%	N/A (8)	BBB	461,938
1,000		Royal Bank of Scotland Group PLC, (6)	7.500%	N/A (8)	BB–	925,000
2,700		Societe Generale, 144A, (6)	7.375%	N/A (8)	BB+	2,646,000
1,800		UniCredit SpA, Reg S, (6)	8.000%	N/A (8)	BB–	1,521,018
		Total Banks				27,546,920

		Capital Markets – 1.2%

1,500		Credit Suisse Group AG, 144A, (6)	7.500%	N/A (8)	BB	1,525,875
3,000		Morgan Stanley	5.550%	N/A (8)	Ba1	3,063,750
		Total Capital Markets				4,589,625

		Commercial Services & Supplies – 0.4%

1,500		AerCap Global Aviation Trust, 144A	6.500%	6/15/45	BB	1,541,250

8	NUVEEN

Principal Amount (000)	(5)	Description (1)	Coupon	Maturity	Ratings (4)	Value

		Energy Equipment & Services – 1.0%

3,500	EUR	Origin Energy Finance Limited, Reg S	7.875%	6/16/71	BB	$4,170,931

		Food Products – 0.4%

$1,500		Land O’ Lakes Incorporated, 144A	8.000%	N/A (8)	BB	1,552,500

		Insurance – 1.5%

400		Catlin Insurance Company Limited, 144A	7.249%	N/A (8)	BBB+	314,000
2,000		La Mondiale SAM, Reg S	7.625%	N/A (8)	BBB	2,132,500
2,000		QBE Insurance Group Limited, Reg S	6.750%	12/02/44	BBB	2,203,700
2,000		XL Capital Ltd	6.500%	N/A (8)	BBB	1,499,720
		Total Insurance				6,149,920
		Total $1,000 Par (or similar) Institutional Preferred (cost $45,494,631)				45,551,146

Principal Amount (000)	(5)	Description (1)	Coupon	Maturity	Ratings (4)	Value

		SOVEREIGN DEBT – 3.8% (2.7% of Total Investments)

		Argentina – 0.9%

$1,000		Republic of Argentina, 144A	6.875%	4/22/21	B	$1,088,500
2,350		Republic of Argentina, 144A	7.500%	4/22/26	B	2,651,975
		Total Argentina				3,740,475

		Costa Rica – 0.6%

2,000		Republic of Costa Rica, 144A	4.250%	1/26/23	Ba1	1,965,000
400		Republic of Costa Rica, 144A	7.000%	4/04/44	Ba1	427,000
		Total Costa Rica				2,392,000

		Dominican Republic – 0.8%

3,000		Dominican Republic, 144A	5.500%	1/27/25	BB–	3,180,000

		South Africa – 1.0%

39,000	ZAR	Republic of South Africa	8.250%	9/15/17	Baa2	2,863,068
12,800	ZAR	Republic of South Africa	10.500%	12/21/26	BBB+	1,047,196
		Total South Africa				3,910,264

		Sri Lanka – 0.5%

2,000		Republic of Sri Lanka, 144A	6.000%	1/14/19	B+	2,064,006
		Total Sovereign Debt (cost $16,228,628)				15,286,745

Principal Amount (000)		Description (1)	Coupon	Maturity	Ratings (4)	Value

		ASSET-BACKED AND MORTGAGE-BACKED SECURITIES – 0.4% (0.3% of Total Investments)

$24		Countrywide Asset Backed Certificates, Series 2007-4 A2	5.238%	4/25/47	Caa1	$23,575
1,488		Vericrest Opportunity Loan Transferee, Series 2014-NPL7	4.750%	8/27/57	N/R	1,457,110
$1,512		Total Asset-Backed and Mortgage-Backed Securities (cost $1,484,173)				1,480,685
		Total Long-Term Investments (cost $572,060,358)				554,379,038

NUVEEN	9

JGH	Nuveen Global High Income Fund
	Portfolio of Investments (continued)	September 30, 2016 (Unaudited)

Principal Amount (000)	Description (1)	Coupon	Maturity	Value

	SHORT-TERM INVESTMENTS – 1.2% (0.9% of Total Investments)

	REPURCHASE AGREEMENTS – 1.2% (0.9% of Total Investments)

$4,771	Repurchase Agreement with Fixed Income Clearing Corporation, dated 9/30/16, repurchase price $4,770,745, collateralized by $4,170,000 U.S. Treasury Bonds, 3.000%, due 11/15/45, value $4,868,475	0.030%	10/03/16	$4,770,733
	Total Short-Term Investments (cost $4,770,733)			4,770,733
	Total Investments (cost $576,831,091) – 138.3%			559,149,771
	Borrowings – (40.8)% (9), (10)			(164,800,000)
	Other Assets Less Liabilities – 2.5% (11)			9,920,216
	Net Assets – 100%			$404,269,987

Investments in Derivatives as of September 30, 2016

Forward Foreign Currency Exchange Contracts

Counterparty	Currency Contracts to Deliver	Notional Amount (Local Currency)	In Exchange For Currency	Notional Amount (Local Currency)	Settlement Date	Unrealized Appreciation (Depreciation) (U.S. Dollars)
Bank of America, N.A.	Pound Sterling	2,260,000	U.S. Dollar	2,965,927	11/18/16	$34,123
Citibank, National Association	Euro	8,752,000	U.S. Dollar	9,832,732	11/30/16	(23,862)
Goldman Sachs Bank USA	Canadian Dollar	4,295,979	U.S. Dollar	3,270,063	11/30/16	(5,801)
Goldman Sachs Bank USA	Norwegian Krone	12,940,000	U.S. Dollar	1,557,849	11/18/16	(60,971)
Goldman Sachs Bank USA	Swedish Krona	17,400,000	U.S. Dollar	2,038,152	11/18/16	5,404
		45,647,979		19,664,723		$(51,107)

Interest Rate Swaps

Counterparty	Notional Amount	Fund Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate (Annualized)	Fixed Rate Payment Frequency	Effective Date (12)	Optional Termination Date	Termination Date	Value	Unrealized Appreciation (Depreciation)
JPMorgan Chase Bank, N.A.	$22,469,000	Receive	1-Month USD-LIBOR-ICE	1.462%	Monthly	1/03/17	12/01/18	12/01/20	$(522,416)	$(721,709)
JPMorgan Chase Bank, N.A.	22,469,000	Receive	1-Month USD-LIBOR-ICE	1.842	Monthly	1/03/17	12/01/20	12/01/22	(1,116,486)	(1,408,975)
	$44,938,000								$(1,638,902)	$(2,130,684)

Futures Contracts

Description	Contract Position	Number of Contracts	Contract Expiration	Notional Amount at Value	Variation Margin Receivable/ (Payable)	Unrealized Appreciation (Depreciation)
U.S. Treasury 5-Year Note	Short	(231)	12/16	$(28,070,109)	$48,727	$(100,146)
U.S. Treasury 10-Year Note	Short	(270)	12/16	(35,403,750)	113,906	(7,763)
				$(63,473,859)	$162,633	$(107,909)

Fair Value Measurements

Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing

10	NUVEEN

the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

Level 1 –	Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 –	Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 –	Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:

	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Common Stocks	$—	$483,114	$—	$483,114
Convertible Preferred Securities	833,000	—	—	833,000
$25 Par (or similar) Retail Preferred	5,888,284	—	—	5,888,284
Corporate Bonds	—	484,856,064	—	484,856,064
$1,000 Par (or similar) Institutional Preferred	—	45,551,146	—	45,551,146
Sovereign Debt	—	15,286,745	—	15,286,745
Asset-Backed and Mortgage-Backed Securities	—	1,480,685	—	1,480,685

Short-Term Investments:
Repurchase Agreements	—	4,770,733	—	4,770,733

Investments in Derivatives:
Forward Foreign Currency Exchange Contracts*	—	(51,107)	—	(51,107)
Interest Rate Swaps*	—	(2,130,684)	—	(2,130,684)
Futures Contracts*	(107,909)	—	—	(107,909)
Total	$6,613,375	$550,246,696	$—	$556,860,071
*	Represents net unrealized appreciation (depreciation).

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to recognition of unrealized gain or loss for tax (mark-to-market) for certain foreign currency exchange contracts, recognition of premium amortization and timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

As of September 30, 2016, the cost of investments (excluding investments in derivatives) was $578,838,340.

Gross unrealized appreciation and gross unrealized depreciation of investments (excluding investments in derivatives) as of September 30, 2016, were as follows:

Gross unrealized:
Appreciation	$16,294,072
Depreciation	(35,982,641)
Net unrealized appreciation (depreciation) of investments	$(19,688,569)

NUVEEN	11

JGH	Nuveen Global High Income Fund
	Portfolio of Investments (continued)	September 30, 2016 (Unaudited)

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report which may combine industry sub-classifications into sectors for reporting ease.

(1)	All percentages shown in the Portfolio of Investments are based on net assets unless otherwise noted.

(2)	For fair value measurement disclosure purposes, investment classified as Level 2.

(3)	Non-income producing; issuer has not declared a dividend within the past twelve months.

(4)	For financial reporting purposes, the ratings disclosed are the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.

(5)	Principal Amount (000) denominated in U.S. Dollars, unless otherwise noted.

(6)	Contingent Capital Securities (CoCos) are debt or preferred securities with loss absorption characteristics built into the terms of the security for the benefit of the issuer, for example an automatic write-down of principal or a mandatory conversion into the issuer’s common stock under certain adverse circumstances, such as the issuer’s capital ratio falling below a specified level. As of the end of the reporting period, the Fund’s total investment in CoCos was $24,234,334, representing 6.0% and 4.3% of Net Assets and Total Investments, respectively.

(7)	As of, or subsequent to, the end of the reporting period this security is non-income producing. Non-income producing, in the case of a fixed-income security, generally denotes that the issuer has (1) defaulted on the payment of principal or interest, (2) is under the protection of the Federal Bankruptcy Court or (3) the Fund’s Adviser has concluded that the issue is not likely to meet its future interest payment obligations and has ceased accruing additional income on the Fund’s records.

(8)	Perpetual security. Maturity date is not applicable.

(9)	Borrowings as a percentage of Total Investments is 29.5%.

(10)	The Fund segregates 100% of its eligible investments (excluding any investments separately pledged as collateral for specific investments in derivatives, when applicable) in the Portfolio of Investments as collateral for borrowings.

(11)	Other assets less liabilities includes the unrealized appreciation (depreciation) of certain over-the-counter (“OTC”) derivatives as well as the OTC-cleared and exchange-traded derivatives, when applicable.

(12)	Effective date represents the date on which both the Fund and counterparty commence interest payment accruals on each contract.

144A	Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.

Reg S	Regulation S allows U.S. companies to sell securities to persons or entities located outside of the United States without registering those securities with the Securities and Exchange Commission. Specifically, Regulation S provides a safe harbor from the registration requirements of the Securities Act for the offers and sales of securities by both foreign and domestic issuers that are made outside the United States.

CAD	Canadian Dollar

EUR	Euro

GBP	British Pound Sterling

NOK	Norwegian Krone

SEK	Swedish Krona

ZAR	South African Rand

(WI/DD)	Investment, or portion of investment, purchased on a when-issued or delayed delivery basis.

USD-LIBOR-ICE	United States Dollar – London Inter-Bank Offered Rate – Intercontinental Exchange

12	NUVEEN

Item 2. Controls and Procedures.

a.	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

b.	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: EX-99 CERT Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Nuveen Global High Income Fund

By (Signature and Title)	/s/ Gifford R. Zimmerman
Gifford R. Zimmerman
Vice President and Secretary

Date: November 29, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Cedric H. Antosiewicz
Cedric H. Antosiewicz
Chief Administrative Officer (principal executive officer)

Date: November 29, 2016

By (Signature and Title)	/s/ Stephen D. Foy
Stephen D. Foy
Vice President and Controller (principal financial officer)

Date: November 29, 2016